Supplement to the currently effective Statement of Additional Information for the listed Portfolio:

DWS Janus Growth & Income VIP

--------------------------------------------------------------------------------

The following information replaces the "Compensation of Portfolio Managers of Non-Affiliated Subadvised Portfolios" section of DWS Janus Growth & Income VIP's current Statement of Additional Information.

Compensation of Portfolio Managers of Non-Affiliated Subadvised Portfolios

DWS Janus Growth & Income VIP

The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing the Portfolio and other accounts and the scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group, Inc. ("JCGI") restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on the pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

The Portfolio's Lipper peer group for compensation purposes is Large Cap Growth Funds.

The following information replaces the "Portfolio Ownership of the Portfolio Managers for each Portfolio Managed by a Subadviser" section of DWS Janus Growth & Income VIP's current Statement of Additional Information.

                                         Name of Dollar Range of
Name of Portfolio                         Portfolio Manager       Portfolio Shares Owned*
-----------------                         -----------------       -----------------------
DWS Janus Growth & Income VIP                 Marc Pinto                     $0

*This information is provided as of November 30, 2007 for Marc Pinto.



The  following   information  replaces  the  "Other  SEC  Registered  Investment
Companies  Managed" section of DWS Janus Growth & Income VIP's current Statement of Additional Information.

Other SEC Registered Investment Companies Managed*:

                                                                                            Number of
                                                                                            Investment
                                                        Number of      Total Assets of       Company        Total Assets of
                                          Name of       Registered       Registered       Accounts with       Performance-
                                         Portfolio      Investment       Investment        Performance-        Based Fee
Name of Portfolio                         Manager       Companies         Companies         Based Fee           Accounts
-----------------                         -------       ---------         ---------         ---------           --------

DWS Janus Growth & Income VIP           Marc Pinto          6           $3,162,636,325          0                 $0

*This information is provided as of October 31, 2007 for Marc Pinto.


The  following  information  replaces  the  "Other  Pooled  Investment  Vehicles
Managed"  section  of DWS  Janus  Growth & Income  VIP's  current  Statement  of
Additional Information.



Other Pooled Investment Vehicles Managed*:

                                                                                             Number of
                                                                                              Pooled
                                                                                            Investment        Total Assets
                                                        Number of     Total Assets of       Vehicle               of
                                         Name of          Pooled           Pooled         Accounts with       Performance-
                                         Portfolio      Investment       Investment        Performance-        Based Fee
Name of Portfolio                         Manager        Vehicles         Vehicles          Based Fee           Accounts
-----------------                         -------        --------         --------          ---------           --------

DWS Janus Growth & Income VIP           Marc Pinto          2           $21,149,003             0                 $0



*This information is provided as of October 31, 2007 for Marc Pinto.


                                       2



The following  information  replaces the "Other Accounts Managed" section of DWS
Janus Growth & Income VIP's current Statement of Additional Information.



Other Accounts Managed*:

                                                                                             Number of
                                                                                              Other         Total Assets of
                                          Name of        Number of                        Accounts with       Performance-
                                         Portfolio        Other       Total Assets of     Performance-        Based Fee
Name of Portfolio                         Manager        Accounts      Other Accounts       Based Fee           Accounts
-----------------                         -------        --------      --------------       ---------           --------

DWS Janus Growth & Income VIP           Marc Pinto          28         $573,335,253             1            $266,516,518


*This information is provided as of October 31, 2007 for Marc Pinto.



The following information replaces the "Potential Conflicts of Interest for Subadvised Portfolios' Managers" section of DWS Janus Growth & Income VIP's current Statement of Additional Information.

DWS Janus Growth & Income VIP. The portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on his compensation than others. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated, to a certain extent, by the fact that accounts with similar investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern the allocation of securities among various Janus accounts.



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





               Please Retain This Supplement for Future Reference

January 18, 2008


















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